Management of Financial Risk (Details) - CAD ($)	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Convertible debentures	$ (4,769)	$ (56,306)
Over 12 Months [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Due to related parties	0
Financial guarantee liability	0
Convertible debentures	0
Loans payable	27,174
Promissory notes	0
Warrant liabilities	0
0 - 12 Months [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	3,951,132
Due to related parties	1,415,082
Financial guarantee liability	412,854
Convertible debentures	285,311
Loans payable	74,298
Promissory notes	425,418
Warrant liabilities	$ 115,013